Investments for account of policyholders (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Investments for Account of Policyholders

	Note	2017	2016
Shares		25,370	25,492
Debt securities		24,836	30,305
Money market and other short-term investments		2,340	1,231
Deposits with financial institutions		2,946	2,951
Unconsolidated investment funds		134,132	140,077
Other		3,786	2,868
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives		193,409	202,924

Investments in real estate	24.1	655	686
Total investments for account of policyholders		194,063	203,610

Summary of Investments in Real Estate for Account of Policyholders

	2017	2016
At January 1	686	1,022
Additions	7	74
Subsequent expenditure capitalized	3	7
Disposals	(53)	(260)
Fair value gains / (losses)	38	(26)
Net exchange differences	(26)	(131)
At December 31	655	686